ISSUED CAPITAL	6 Months Ended
Jun. 30, 2018
ISSUED CAPITAL.
ISSUED CAPITAL

NOTE 16 — ISSUED CAPITAL

Total ordinary shares issued and outstanding at each period end are fully paid.

Number of Shares
a) Ordinary Shares
Total shares issued and outstanding at 31 December 2017	1,253,249,528
Shares issued during the year	5,614,447,268
Total shares issued and outstanding at 30 June 2018	6,867,696,796

Ordinary shares participate in dividends and the proceeds on winding up of the Parent Company in proportion to the number of shares held. At shareholders’ meetings each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands.

2018
Six months ended 30 June	US$’000
b) Issued Capital
Beginning of the period	372,764
Shares issued in connection with:
Shares issued in conjunction with private placement	253,517
Total shares issued during the period	253,517
Cost of capital raising during the period	(10,297)
Closing balance at end of period	615,984

The Company completed a private placement of 5,614.4 million ordinary shares to professional and sophisticated investors for net proceeds of $243.2 million.